Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Disclosure of Related Party Transactions	The aggregate compensation expenses we recognized under IFRS for our directors and senior executive officers for the periods shown were as follows:

	Year ended December 31
	2019	2020	2021
Short-term employee benefits and costs	$4.4	$8.7	$7.3
Post-employment and other long-term benefits	0.3	0.2	0.6
SBC (including DSUs and RSUs to eligible directors)	15.6	12.5	17.3
	$20.3	$21.4	$25.2